Financial instruments - Fair value - Level 3 instrument, narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial assets	$ 20,402	$ 11,220
Fair value of Egypt gas supply contract derivative | Level 3 of fair value hierarchy
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial assets	$ 20,400	$ 11,200